CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, authorized	100,000	100,000
Preferred stock, outstanding	0	0
Common stock, shares authorized	7,000,000	7,000,000
Common stock, shares outstanding	3,295,463	3,298,081